Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	Victory Portfolios II
Central Index Key	0001547580
Amendment Flag	false
Document Creation Date	Oct. 28, 2015
Document Effective Date	Oct. 28, 2015
Prospectus Date	Oct. 28, 2015
Victory CEMP US 500 Volatility Wtd Index Fund | Class A
Prospectus:
Trading Symbol	CFLAX
Victory CEMP US 500 Volatility Wtd Index Fund | Class C
Prospectus:
Trading Symbol	CFLCX
Victory CEMP US 500 Volatility Wtd Index Fund | Class I
Prospectus:
Trading Symbol	CFLIX
Victory CEMP US 500 Volatility Wtd Index Fund | Class R6
Prospectus:
Trading Symbol	CFLHX
Victory CEMP US Small Cap Volatility Wtd Index Fund | Class A
Prospectus:
Trading Symbol	CHSAX
Victory CEMP US Small Cap Volatility Wtd Index Fund | Class C
Prospectus:
Trading Symbol	CHSCX
Victory CEMP US Small Cap Volatility Wtd Index Fund | Class I
Prospectus:
Trading Symbol	CHSIX
Victory CEMP International Volatility Wtd Index Fund | Class C
Prospectus:
Trading Symbol	CTICX
Victory CEMP International Volatility Wtd Index Fund | Class I
Prospectus:
Trading Symbol	CTIIX
Victory CEMP International Volatility Wtd Index Fund | Class A
Prospectus:
Trading Symbol	CTIAX
Victory CEMP Emerging Market Volatility Wtd Index Fund | Class A
Prospectus:
Trading Symbol	CMKAX
Victory CEMP Emerging Market Volatility Wtd Index Fund | Class C
Prospectus:
Trading Symbol	CMKCX
Victory CEMP Emerging Market Volatility Wtd Index Fund | Class I
Prospectus:
Trading Symbol	CMKIX
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund | Class A
Prospectus:
Trading Symbol	CUHAX
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund | Class C
Prospectus:
Trading Symbol	CUHCX
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund | Class I
Prospectus:
Trading Symbol	CUHIX
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund | Class R6
Prospectus:
Trading Symbol	CUHRX
Victory CEMP International Enhanced Volatility Wtd Index Fund | Class A
Prospectus:
Trading Symbol	CVHAX
Victory CEMP International Enhanced Volatility Wtd Index Fund | Class C
Prospectus:
Trading Symbol	CVHCX
Victory CEMP International Enhanced Volatility Wtd Index Fund | Class I
Prospectus:
Trading Symbol	CVHIX
Victory CEMP REC Enhanced Volatility Wtd Index Fund | Class A
Prospectus:
Trading Symbol	CWRAX
Victory CEMP REC Enhanced Volatility Wtd Index Fund | Class C
Prospectus:
Trading Symbol	CWRCX
Victory CEMP REC Enhanced Volatility Wtd Index Fund | Class I
Prospectus:
Trading Symbol	CWRIX
Victory CEMP Commodity Volatility Wtd Index Strategy Fund | Class A
Prospectus:
Trading Symbol	CCOAX
Victory CEMP Commodity Volatility Wtd Index Strategy Fund | Class C
Prospectus:
Trading Symbol	CCOCX
Victory CEMP Commodity Volatility Wtd Index Strategy Fund | Class I
Prospectus:
Trading Symbol	CCOIX
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund | Class A
Prospectus:
Trading Symbol	CCNAX
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund | Class C
Prospectus:
Trading Symbol	CCNCX
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund | Class I
Prospectus:
Trading Symbol	CCNIX
Victory CEMP Long/Short Strategy Fund | Class A
Prospectus:
Trading Symbol	CHLAX
Victory CEMP Long/Short Strategy Fund | Class C
Prospectus:
Trading Symbol	CHLCX
Victory CEMP Long/Short Strategy Fund | Class I
Prospectus:
Trading Symbol	CHLIX
Victory CEMP Market Neutral Income Fund | Class A
Prospectus:
Trading Symbol	CBHAX
Victory CEMP Market Neutral Income Fund | Class C
Prospectus:
Trading Symbol	CBHCX
Victory CEMP Market Neutral Income Fund | Class I
Prospectus:
Trading Symbol	CBHIX
Victory CEMP Enhanced Fixed Income Fund | Class A
Prospectus:
Trading Symbol	CEBAX
Victory CEMP Enhanced Fixed Income Fund | Class C
Prospectus:
Trading Symbol	CEBCX
Victory CEMP Enhanced Fixed Income Fund | Class I
Prospectus:
Trading Symbol	CEBIX
Victory CEMP Ultra Short Term Fixed Income Fund | Class A
Prospectus:
Trading Symbol	COFAX
Victory CEMP Ultra Short Term Fixed Income Fund | Class I
Prospectus:
Trading Symbol	COFIX
Victory CEMP Multi-Asset Growth Fund | Class A
Prospectus:
Trading Symbol	LTGAX
Victory CEMP Multi-Asset Growth Fund | Class C
Prospectus:
Trading Symbol	LTGCX
Victory CEMP Multi-Asset Balanced Fund | Class A
Prospectus:
Trading Symbol	CTMAX
Victory CEMP Multi-Asset Balanced Fund | Class C
Prospectus:
Trading Symbol	CTMCX
Victory CEMP Alternative Strategies Fund | Class A
Prospectus:
Trading Symbol	CAIAX
Victory CEMP Alternative Strategies Fund | Class C
Prospectus:
Trading Symbol	CAICX